IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 150	$ 204	$ 277
Increase (decrease) in EVE	(1,515)	(1,356)	(1,150)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(218)	(242)	(328)
Increase (decrease) in EVE	1,439	1,237	1,087
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	109	159	163
Increase (decrease) in EVE	(1,061)	(956)	(787)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(174)	(193)	(217)
Increase (decrease) in EVE	975	829	708
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	41	45	114
Increase (decrease) in EVE	(454)	(400)	(363)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(44)	(49)	(111)
Increase (decrease) in EVE	$ 464	$ 408	$ 379